Equity Commitment and Related Party Transactions	9 Months Ended
Sep. 30, 2014
Notes to Financial Statements
Equity Commitment and Related Party Transactions

Effective December 11, 2007, we received an investment commitment from Rex Carr, a Director of FPS and a holder of over 5% of our common stock. Pursuant to the terms of the commitment, Mr. Carr has agreed to invest up to an aggregate of $1,000,000 in FPS, at such time or times as we may request, in the form of a purchase or purchases of restricted common stock of FPS. FPS may elect to draw from the commitment at one time or from time to time; provided, however, that the aggregate of such draws may not exceed $1,000,000. If and when we elect to utilize available commitment funds, we will issue to Mr. Carr that number of shares of restricted common stock of FPS equal to the value of the investment then provided to FPS. The number of shares to be issued will be calculated based on the closing price of our common stock as quoted on OTC Market Group’s OTC Pink marketplace on the date of the sale. There is no stipulation regarding the duration of this commitment. As of September 30, 2014, $500,000 remains available under this equity commitment.

As of December 31, 2013, the Company owed $500,000 to Mr. Carr. The terms of the loans associated with this cumulative loan balance did not require the payment of interest and did not require repayment of the principal by a certain date. On February 6, 2014, FPS issued 10,000,000 restricted shares of Company common stock in exchange for the cancellation of this note payable from a related party in the aggregate (face amount) of $500,000. This conversion of notes payable from a related party to restricted shares of the Company’s common stock was treated separately from the equity commitment in place with Mr. Carr.

On February 4, 2013, David B. Norris, a Director of FPS, loaned us $50,000. The terms of this loan did not require the payment of interest and did not require repayment of the principal by a certain date. This loan was converted to 2,500,000 shares of the Company’s common stock on February 6, 2014.

In conjunction with the conversion of Mr. Carr’s and Mr. Norris’ notes payable from a related party to equity, FPS recorded a $387,500 loss on the conversion of related party notes to our income statement during the nine months ended September 30, 2014.